Derivative Instruments And Hedging Activities (Derivative Instruments Used In Net Investment Hedge Accounting Relationships) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Derivative Instruments, Gain (Loss) [Line Items]
Cumulative Translation Adjustment, Net of Tax, Period Increase (Decrease)	$ (582)	$ 285	$ (237)
Interest Rate Contract [Member] | Cash Flow Hedging [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net	(7)	1	0
Derivative Instruments, Gain (Loss) Recognized in Income, Ineffective Portion and Amount Excluded from Effectiveness Testing, Net	0	(7)	5
Cash flow hedges, total interest on long-term debt	(7)	(6)	5
Derivative Instruments, Gain (Loss) Recognized in Other Comprehensive Income (Loss), Effective Portion, Net	6	(7)	(1)
Foreign Exchange Contract [Member] | Net Investment Hedging [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net	(250)	(1)	(8)
Derivative Instruments, Gain (Loss) Recognized in Income, Net	0	0	(3)
Net Investment Hedges - Total Other Income, Net of Losses	(250)	(1)	(11)
Derivative Instruments, Gain (Loss) Recognized in Other Comprehensive Income (Loss), Effective Portion, Net	$ 309	$ (270)	$ 173